Deposits - Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Demand deposits	$ 197,062	$ 155,721
Savings accounts	107,829	102,432
Negotiable order of withdrawal accounts	445,967	375,967
Money market demand accounts	523,895	479,549
Certificates of deposit $100,000 or greater	220,151	229,709
Other certificates of deposit	208,359	225,766
Individual retirement accounts $100,000 or greater	38,058	40,590
Other individual retirement accounts	48,529	50,536
Deposits	$ 1,789,850	$ 1,660,270